Deferred Taxation - Summary of Movements in Net Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ 123	¥ (240)
Credited to profit or loss (note 14)	123	294	¥ 162
Charged to other comprehensive income	31	69
At the end of the year	831	123	(240)
Currently Stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	677	(240)
At the end of the year		¥ 677	¥ (240)
Adoption of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Effect of adoption	¥ 94,416